Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 14,782	$ 21,041	$ 32,652
Income tax expense computed at applicable tax rates of 25%	3,696	5,260	8,162
Effect of different tax rates in different jurisdictions	770	988	413
Non-deductible expenses	152	933	670
Effect of tax holidays	(2,610)	(2,812)	(3,464)
Effect of valuation allowances	285	116	164
Withholding tax on undistributed earnings	313	572	574
Income tax reversal	(299)	(437)	(369)
Income Tax Expense, Total	$ 2,307	$ 4,620	$ 6,150
Effective income tax rate	15.61%	21.96%	18.83%